Financial Income and Expenses - Foreign Exchange Rate Gains and Losses (Details) - kr / $	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Foreign Exchange Rate Gains and Losses detail
USD/DKK Foreign Exchange Rates	6.8539	7.162	6.9722	6.5612
% Increase/(Decrease)	(1.70%)	9.20%